Retirement Cornerstone® Series 17

Equitable Financial Life Insurance Company

Issued through: Separate Account No. 70

Contract Classes: Series B, Series CP®

Summary Prospectus for Existing Investors

May 1, 2022

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH157163. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Retirement Cornerstone® Series 17 are variable and fixed individual and group flexible premium deferred annuity contracts. This Summary Prospectus only describes Retirement Cornerstone® Series B (“Series B”), and Retirement Cornerstone® Series CP® (“Series CP®”). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals

Each series of the contract provides for different withdrawal charge periods and percentages.

Series B — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Series CP® — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP® of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)

Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1)	1.30%	1.65%
Investment options (Portfolio fees and expenses)(2)	0.56%	2.14%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.35%	2.30%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2021 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,712	Highest Annual Cost $7,512

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract series and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract series (Series CP®), optional benefits (GMIB and “Greater of” death benefit) and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the guaranteed interest option, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP® contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About Separate Account No. 70” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolio of the Trusts” in “Purchasing the Contract” in the Prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157163. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	1290 VT DoubleLine Dynamic Allocation – Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	1.20%	^	10.10%	9.09%	—
Fixed Income	1290 VT DoubleLine Opportunistic Bond – EIMG; DoubleLine Capital LP	0.92%	^	-0.36%	2.96%	—
Equity	1290 VT Equity Income – EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	26.35%	8.92%	11.12%
Specialty	1290 VT GAMCO Mergers & Acquisitions – EIMG; GAMCO Asset Management, Inc.	1.28%	^	11.36%	3.81%	4.69%
Equity	1290 VT GAMCO Small Company Value – EIMG; GAMCO Asset Management, Inc.	1.05%		25.14%	10.62%	12.53%
Fixed Income	1290 VT High Yield Bond – EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.05%	^	3.95%	5.41%	—
Equity	1290 VT Low Volatility Global Equity(1) – EIMG	0.90%	^	15.38%	9.30%	—
Equity	1290 VT Micro Cap(1) – EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	10.96%	20.86%	—
Asset Allocation	1290 VT Moderate Growth AllocationΔ – EIMG	1.10%	^	12.51%	—	—
Specialty	1290 VT Natural Resources – EIMG; AllianceBernstein L.P.	0.92%	^	30.04%	3.26%	—
Specialty	1290 VT Real Estate – EIMG; AllianceBernstein L.P.	0.90%	^	25.80%	7.75%	—
Equity	1290 VT Small Cap Value(1) – EIMG; Blackrock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15%	^	38.52%	11.39%	—
Equity	1290 VT SmartBeta Equity ESG(1) – EIMG; AXA Investment Managers US Inc.	1.10%	^	23.08%	14.65%	—
Asset Allocation	EQ/AB Dynamic Aggressive GrowthΔ – EIMG; AllianceBernstein L.P.	1.20%	^	17.37%	—	—
Asset Allocation	EQ/AB Dynamic GrowthΔ – EIMG; AllianceBernstein L.P.	1.16%		14.94%	8.44%	—
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ – EIMG; AllianceBernstein L.P.	1.10%		12.04%	7.57%	6.90%
Equity	EQ/AB Small Cap Growth – EIMG; AllianceBernstein L.P.	0.90%		12.88%	17.27%	14.90%
Asset Allocation	EQ/Aggressive Growth Strategy†(1) – EIMG	1.00%		16.82%	12.01%	—
Asset Allocation	EQ/All Asset Growth Allocation – EIMG	1.23%		10.90%	9.70%	8.15%
Equity	EQ/American Century Mid Cap Value – EIMG; American Century Investment Management, Inc.	1.00%	^	23.02%	—	—
Asset Allocation	EQ/American Century Moderate Growth AllocationΔ – EIMG; American Century Investment Management, Inc.	1.20%	^	9.36%	—	—
Asset Allocation	EQ/AXA Investment Managers Moderate AllocationΔ – EIMG; AXA Investment Managers US Inc.	1.20%	^	10.24%	—	—
Asset Allocation	EQ/Balanced Strategy† – EIMG	0.97%		9.48%	8.20%	7.23%
Equity	EQ/ClearBridge Large Cap Growth ESG(1) – EIMG; ClearBridge Investments, LLC	1.00%	^	21.67%	21.34%	16.67%
Equity	EQ/ClearBridge Select Equity Managed Volatility†(1) – EIMG; Blackrock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	25.06%	18.48%	15.36%
Equity	EQ/Common Stock Index – EIMG; AllianceBernstein L.P.	0.68%		24.93%	17.20%	15.53%
Asset Allocation	EQ/Conservative Growth Strategy† – EIMG	0.96%		7.08%	6.87%	6.00%

		Current Expenses		Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Conservative Strategy† – EIMG	0.95%		2.50%	4.26%	3.53%
Fixed Income	EQ/Core Bond Index – EIMG; SSGA Funds Management, Inc.	0.65%	^	-2.08%	2.34%	1.74%
Equity	EQ/Emerging Markets Equity PLUS – EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.27%	^	-0.55%	8.76%	—
Equity	EQ/Equity 500 Index – EIMG; AllianceBernstein L.P.	0.55%	^	27.98%	17.78%	15.84%
Equity	EQ/Fidelity Institutional AM® Large Cap – EIMG; FIAM LLC	0.87%	^	25.22%	—	—
Asset Allocation	EQ/First Trust Moderate Growth AllocationΔ – EIMG; First Trust Advisors L.P.	1.20%	^	10.58%	—	—
Asset Allocation	EQ/Franklin Growth AllocationΔ – EIMG; Franklin Advisers, Inc.	1.20%	^	12.24%	—	—
Asset Allocation	EQ/Franklin Moderate AllocationΔ – EIMG; Franklin Advisers, Inc.	1.20%	^	8.27%	5.92%	—
Equity	EQ/Franklin Rising Dividends – EIMG; Franklin Advisers, Inc.	0.87%	^	26.76%	—	—
Fixed Income	EQ/Franklin Strategic Income – EIMG; Franklin Advisers, Inc.	0.93%	^	1.11%	—	—
Asset Allocation	EQ/Goldman Sachs Growth AllocationΔ – EIMG; Goldman Sachs Asset Management L.P.	1.21%	^	13.58%	—	—
Equity	EQ/Goldman Sachs Mid Cap Value – EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	30.49%	—	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ – EIMG; Goldman Sachs Asset Management L.P.	1.20%	^	10.60%	7.42%	—
Asset Allocation	EQ/Growth Strategy† – EIMG	0.99%		14.28%	10.77%	9.69%
Fixed Income	EQ/Intermediate Government Bond – EIMG; SSGA Funds Management, Inc.	0.65%	^	-2.18%	1.47%	0.90%
Equity	EQ/International Core Managed Volatility† – EIMG; BlackRock Investment Management, LLC, EARNEST Partners, LLC, Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management	1.09%		10.03%	9.45%	6.80%
Equity	EQ/International Equity Index – EIMG; AllianceBernstein L.P.	0.79%		10.93%	8.02%	6.82%
Equity	EQ/Invesco Comstock – EIMG; Invesco Advisers, Inc.	1.00%	^	33.06%	11.27%	12.58%
Equity	EQ/Invesco Global – EIMG; Invesco Advisers, Inc.	1.15%	^	15.09%	17.60%	13.65%
Specialty	EQ/Invesco Global Real Assets – EIMG; Invesco Advisers, Inc., Invesco Asset Management Ltd.	1.18%		20.99%	—	—
Equity	EQ/Invesco International Growth – EIMG; Invesco Advisers, Inc.	1.14%		5.78%	—	—
Asset Allocation	EQ/Invesco Moderate AllocationΔ – EIMG; Invesco Advisers, Inc.	1.20%	^	7.96%	6.93%	—
Asset Allocation	EQ/Invesco Moderate Growth AllocationΔ – EIMG; Invesco Advisers, Inc.	1.20%	^	10.13%	—	—
Equity	EQ/Janus Enterprise – EIMG; Janus Henderson Investors US LLC(2)	1.04%		16.84%	18.92%	12.40%
Asset Allocation	EQ/JPMorgan Growth AllocationΔ – EIMG; J.P. Morgan Investment Management Inc.	1.20%	^	12.77%	—	—
Equity	EQ/JPMorgan Value Opportunities(1) – EIMG; J.P. Morgan Investment Management Inc.	0.96%		23.18%	11.70%	14.05%
Equity	EQ/Large Cap Growth Index – EIMG; AllianceBernstein L.P.	0.71%		26.72%	24.37%	18.92%
Equity	EQ/Large Cap Value Index – EIMG; AllianceBernstein L.P.	0.73%		24.35%	10.44%	12.20%
Equity	EQ/Large Cap Value Managed Volatility† – EIMG; AllianceBernstein L.P., Aristotle Capital Management, LLC, Massachusetts Financial Services Company d/b/a MFS Investment Management	0.85%		24.84%	11.16%	12.46%
Equity	EQ/Lazard Emerging Markets Equity – EIMG; Lazard Asset Management LLC	1.35%	^	5.92%	—	—
Equity	EQ/Loomis Sayles Growth – EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	16.22%	21.12%	16.98%
Equity	EQ/MFS International Growth – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	9.38%	13.97%	9.76%
Equity	EQ/MFS International Intrinsic Value(1) – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	10.24%	—	—
Equity	EQ/MFS Mid Cap Focused Growth – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	18.83%	—	—
Specialty	EQ/MFS Technology(1) – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.12%		13.76%	—	—
Specialty	EQ/MFS Utilities Series – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	13.92%	—	—
Equity	EQ/Mid Cap Index – EIMG; AllianceBernstein L.P.	0.66%	^	23.93%	12.32%	13.43%
Equity	EQ/Mid Cap Value Managed Volatility† – EIMG; BlackRock Investment Management, LLC, Diamond Hill Capital Management, Inc., Wellington Management Company LLP	0.94%		27.44%	10.52%	12.59%
Asset Allocation	EQ/Moderate Allocation† – EIMG	1.07%		8.35%	8.06%	6.91%
Asset Allocation	EQ/Moderate Growth Strategy† – EIMG	0.97%		11.91%	9.49%	8.46%

		Current Expenses		Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Money Market	EQ/Money Market* – EIMG; BNY Mellon Investment Adviser, Inc.	0.70%		0.16%	0.71%	0.35%
Fixed Income	EQ/PIMCO Global Real Return – EIMG; Pacific Investment Management Company LLC	0.92%	^	4.01%	4.72%	—
Fixed Income	EQ/PIMCO Real Return – EIMG; Pacific Investment Management Company LLC	0.77%	^	5.37%	—	—
Fixed Income	EQ/PIMCO Total Return ESG – EIMG; Pacific Investment Management Company LLC	0.75%	^	-1.44%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond – EIMG; Pacific Investment Management Company LLC	0.80%	^	-0.49%	1.19%	0.91%
Equity	EQ/Small Company Index – EIMG; AllianceBernstein L.P.	0.62%		15.02%	11.75%	12.82%
Equity	EQ/T. Rowe Price Growth Stock – EIMG; T. Rowe Price Associates, Inc.	1.00%	^	13.83%	21.74%	18.20%
Specialty	EQ/T. Rowe Price Health Sciences – EIMG; T. Rowe Price Associates, Inc.	1.20%	^	9.51%	—	—
Equity	EQ/Value Equity – EIMG; Aristotle Capital Management, LLC	0.91%		25.37%	9.61%	11.64%
Specialty	EQ/Wellington Energy – EIMG; Wellington Management Company LLP	1.19%	^	35.48%	—	—
Equity	Multimanager Aggressive Equity – EIMG; 1832 Asset Management U.S. Inc., AllianceBernstein L.P., ClearBridge Investments, LLC, T. Rowe Price Associates, Inc., Westfield Capital Management Company, L.P.	0.95%		20.49%	23.74%	18.39%
Specialty	Multimanager Technology – EIMG; AllianceBernstein L.P., Allianz Global Investors U.S. LLC, Wellington Management Company LLP	1.24%	^	20.81%	29.43%	22.07%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(2)

This is the Investment Manager or Sub Adviser’s (together the “Adviser”) new name, as applicable. The Adviser’s former name is Janus Capital Management LLC which may continue to be used in certain documents for a period of time after the date of this prospectus.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	7TwelveTM Balanced Portfolio(1) – 7Twelve Advisors, LLC	1.41%		13.79%	6.76%	—
Equity	AB VPS International Growth Portfolio(1) – AllianceBernstein L.P.	1.48%	^	8.01%	14.59%	8.74%
Equity	American Funds Insurance Series® Global Small Capitalization Fund – Capital Research and Management Company	1.15%	^	6.43%	15.16%	12.24%
Equity	American Funds Insurance Series® New World Fund® – Capital Research and Management Company	1.07%	^	4.63%	12.96%	8.41%
Fixed Income	American Funds Insurance Series® The Bond Fund of America – Capital Research and Management Company	0.70%	^	-0.59%	3.96%	3.02%
Asset Allocation	BlackRock Global Allocation V.I. Fund – BlackRock Advisors, LLC	1.00%	^	6.42%	9.71%	7.68%
Equity	BlackRock Large Cap Focus Growth V.I. Fund – BlackRock Advisors, LLC	1.02%	^	17.78%	24.31%	19.05%
Equity	ClearBridge Variable Aggressive Growth Portfolio – Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%		10.04%	11.38%	13.53%
Equity	ClearBridge Variable Appreciation Portfolio – Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	0.97%		23.34%	16.41%	—
Equity	ClearBridge Variable Dividend Strategy Portfolio – Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	0.99%		26.61%	15.12%	13.69%
Equity	ClearBridge Variable Mid Cap Portfolio – Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.07%		28.38%	13.98%	14.04%
Asset Allocation	Delaware Ivy VIP Asset Strategy(1) – Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	^	10.44%	11.36%	8.01%

		Current Expenses		Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	Delaware Ivy VIP Global Equity Income(1) – Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited	1.01%		16.97%	8.69%	9.86%
Fixed Income	Delaware Ivy VIP High Income – Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.95%		6.06%	5.48%	6.60%
Specialty	Delaware Ivy VIP Natural Resources(1) – Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited	1.21%		26.68%	-0.72%	-1.21%
Equity	Delaware Ivy VIP Small Cap Growth(1) – Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited	1.14%	^	3.99%	15.83%	12.85%
Specialty	Eaton Vance VT Floating-Rate Income Fund – Eaton Vance Management	1.18%		3.63%	3.19%	3.53%
Equity	Fidelity® VIP Mid Cap Portfolio – Fidelity Management and Research Company (FMR)	0.86%		25.31%	13.32%	13.00%
Fixed Income	Fidelity® VIP Strategic Income Portfolio – Fidelity Management and Research Company (FMR)	0.91%		3.44%	5.11%	4.47%
Asset Allocation	First Trust Multi Income Allocation Portfolio – First Trust Advisors L.P.	1.16%	^	12.69%	6.37%	—
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio – First Trust Advisors L.P.	1.19%		12.25%	9.54%	—
Asset Allocation	Franklin Allocation VIP Fund – Franklin Advisers, Inc.	0.82%	^	11.68%	8.64%	8.96%
Asset Allocation	Franklin Income VIP Fund – Franklin Advisers, Inc.	0.72%		16.75%	7.45%	7.38%
Specialty	Franklin Multi-Asset Dynamic Multi-Strategy VIT – Legg Mason Partners Fund Advisor, LLC; Franklin Advisers, Inc. and Western Asset Management Company	1.27%		12.65%	4.72%	5.09%
Equity	Hartford Capital Appreciation HLS Fund(1) – Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.17%		14.18%	15.28%	14.16%
Equity	Hartford Disciplined Equity HLS Fund – Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.10%		24.91%	18.48%	16.83%
Equity	Invesco V.I. Diversified Dividend Fund – Invesco Advisers, Inc.	0.93%		18.59%	8.10%	11.61%
Asset Allocation	Invesco V.I. Equity and Income Fund – Invesco Advisers, Inc.	0.80%		18.35%	9.27%	10.28%
Fixed Income	Invesco V.I. High Yield Fund – Invesco Advisers, Inc.	1.19%		4.00%	4.38%	5.34%
Equity	Invesco V.I. Main Street Mid Cap Fund® – Invesco Advisers, Inc.	1.18%		22.86%	11.15%	10.52%
Equity	Invesco V.I. Small Cap Equity Fund – Invesco Advisers, Inc.	1.20%		20.09%	13.16%	12.01%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) – Lord, Abbett & Co. LLC	0.89%		3.28%	5.66%	6.33%
Equity	MFS® Investors Trust Series – Massachusetts Financial Services Company	1.03%	^	26.51%	16.95%	15.17%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio – Massachusetts Financial Services Company	1.02%	^	25.66%	22.53%	17.29%
Equity	Neuberger Berman International Equity Portfolio – Neuberger Berman Investment Advisers LLC	1.54%	^	13.35%	11.39%	8.73%
Specialty	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio – Neuberger Berman Investment Advisers LLC	1.06%	^	17.94%	7.91%	—
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio – Pacific Investment Management Company LLC	1.03%	^	33.11%	5.61%	-1.98%
Fixed Income	PIMCO Income Portfolio(2) – Pacific Investment Management Company LLC	0.92%		1.89%	4.95%	—
Specialty	Profund VP Biotechnology – ProFund Advisors LLC	1.58%		15.73%	12.19%	16.91%
Fixed Income	Putnam VT Diversified Income Fund – Putnam Investment Management, LLC; Putnam Investments Limited	1.02%		-6.95%	1.70%	3.07%
Equity	Templeton Developing Markets VIP Fund – Templeton Asset Management Ltd.	1.44%		-5.74%	10.60%	4.84%
Specialty	Templeton Global Bond VIP Fund – Franklin Advisers, Inc.	0.76%	^	-4.99%	-0.94%	1.13%
Specialty	VanEck VIP Global Resources Fund(1) – Van Eck Associates Corporation	1.34%		18.68%	1.99%	-0.37%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)	This investment option is only available if you purchased your contract before approximately October 22, 2018.
(2)	This investment option is only available if you purchased your contract on or after approximately October 22, 2018.

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
1290 VT Moderate Growth Allocation	EQ/First Trust Moderate Growth Allocation
EQ/AB Dynamic Aggressive Growth	EQ/Franklin Growth Allocation
EQ/AB Dynamic Growth	EQ/Franklin Moderate Allocation
EQ/AB Dynamic Moderate Growth	EQ/Goldman Sachs Growth Allocation
EQ/Aggressive Growth Strategy	EQ/Goldman Sachs Moderate Growth Allocation
EQ/American Century Moderate Growth Allocation	EQ/Growth Strategy
EQ/AXA Investment Managers Moderate Allocation	EQ/Invesco Moderate Allocation
EQ/Balanced Strategy	EQ/Invesco Moderate Growth Allocation
EQ/Conservative Growth Strategy	EQ/JPMorgan Growth Allocation
EQ/Conservative Strategy	EQ/Moderate Growth Strategy

Retirement Cornerstone® Series 17 (Series B, Series CP®)

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Retirement Cornerstone® Series 17, the Company and Separate Account No. 70. The Prospectus and SAI each dated May 1, 2022 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH157163.

Class/Contract Identifier: C000195169

(#267934)